Equity (CenterPoint Energy)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Equity (CenterPoint Energy) [Text Block]	Equity (CenterPoint Energy)

Dividends Declared and Paid (CenterPoint Energy)

CenterPoint Energy declared dividends on its Common Stock during 2019, 2018 and 2017 as presented in the table below:

Declaration Date	Record Date	Payment Date	Per Share	Total (in millions)
October 17, 2019	November 21, 2019	December 12, 2019	$0.2875	$144
July 31, 2019	August 15, 2019	September 12, 2019	0.2875	145
April 25, 2019	May 16, 2019	June 13, 2019	0.2875	144
Total 2019			$0.8625	$433

December 12, 2018	February 21, 2019	March 14, 2019	$0.2875	$144
October 23, 2018	November 15, 2018	December 13, 2018	0.2775	139
July 26, 2018	August 16, 2018	September 13, 2018	0.2775	120
April 26, 2018	May 17, 2018	June 14, 2018	0.2775	120
Total 2018			$1.1200	$523

Declaration Date	Record Date	Payment Date	Per Share	Total (in millions)
December 13, 2017	February 15, 2018	March 8, 2018	$0.2775	$120
October 25, 2017	November 16, 2017	December 8, 2017	0.2675	116
July 27, 2017	August 16, 2017	September 8, 2017	0.2675	115
April 27, 2017	May 16, 2017	June 9, 2017	0.2675	115
January 5, 2017	February 16, 2017	March 10, 2017	0.2675	115
Total 2017			$1.3475	$581

CenterPoint Energy declared dividends on its Series A Preferred Stock during 2019 and 2018 as presented in the table below:

Declaration Date	Record Date	Payment Date	Per Share	Total (in millions)
July 31, 2019	August 15, 2019	September 3, 2019	$30.6250	$24
Total 2019			$30.6250	$24

December 12, 2018	February 15, 2019	March 1, 2019	$32.1563	$26
Total 2018			$32.1563	$26

CenterPoint Energy declared dividends on its Series B Preferred Stock during 2019 and 2018 as presented in the table below:

Declaration Date	Record Date	Payment Date	Per Share	Total (in millions)
October 17, 2019	November 15, 2019	December 2, 2019	$17.5000	$17
July 31, 2019	August 15, 2019	September 3, 2019	17.5000	17
April 25, 2019	May 15, 2019	June 3, 2019	17.5000	17
Total 2019			$52.5000	$51

December 12, 2018	February 15, 2019	March 1, 2019	$17.5000	$17
October 23, 2018	November 15, 2018	December 1, 2018	11.6667	11
Total 2018			$29.1667	$28

There were no Series A Preferred Stock or Series B Preferred Stock outstanding or dividends declared in 2017.

Dividend Requirement on Preferred Stock

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Series A Preferred Stock	$49	$18	$—
Series B Preferred Stock	68	17	—
Total preferred stock dividend requirement	$117	$35	$—

Series A Preferred Stock

On August 22, 2018, CenterPoint Energy completed the issuance of 800,000 shares of its Series A Preferred Stock, at a price of $1,000 per share, resulting in net proceeds of $790 million after issuance costs. The aggregate liquidation value of the Series A Preferred Stock is $800 million with a per share liquidation value of $1,000.

CenterPoint Energy used the net proceeds from the Series A Preferred Stock offering to fund a portion of the Merger and to pay related fees and expenses.

Dividends. The Series A Preferred Stock accrue cumulative dividends, calculated as a percentage of the stated amount per share, at a fixed annual rate of 6.125% per annum to, but excluding, September 1, 2023, and at an annual rate of three-month LIBOR plus a spread of 3.270% thereafter to be paid in cash if, when and as declared. If declared, prior to September 1, 2023, dividends are payable semi-annually in arrears on each March 1 and September 1, beginning on March 1, 2019, and, for the period commencing on September 1, 2023, dividends are payable quarterly in arrears each March 1, June 1, September 1 and December 1, beginning on December 1, 2023. Cumulative dividends earned during the applicable periods are presented on CenterPoint Energy’s Statements of Consolidated Income as Preferred stock dividend requirement.

Optional Redemption. On or after September 1, 2023, CenterPoint Energy may, at its option, redeem the Series A Preferred Stock, in whole or in part, at any time or from time to time, for cash at a redemption price of $1,000 per share, plus any accumulated and unpaid dividends thereon to, but excluding, the redemption date.

At any time within 120 days after the conclusion of any review or appeal process instituted by CenterPoint Energy, if any, following the occurrence of a ratings event, CenterPoint Energy may, at its option, redeem the Series A Preferred Stock in whole, but not in part, at a redemption price in cash per share equal to $1,020 (102% of the liquidation value of $1,000) plus an amount equal to all accumulated and unpaid dividends thereon to, but excluding, the redemption date, whether or not declared.

Ranking. The Series A Preferred Stock, with respect to anticipated dividends and distributions upon CenterPoint Energy’s liquidation or dissolution, or winding-up of CenterPoint Energy’s affairs, ranks or will rank:

•
senior to Common Stock and to each other class or series of capital stock established after the initial issue date of the Series A Preferred Stock that is expressly made subordinated to the Series A Preferred Stock;

•
on a parity with any class or series of capital stock established after the initial issue date of the Series A Preferred Stock that is not expressly made senior or subordinated to the Series A Preferred Stock, including the Series B Preferred Stock;

•	junior to any class or series of capital stock established after the initial issue date of the Series A Preferred Stock that is expressly made senior to the Series A Preferred Stock;

•
junior to all existing and future indebtedness (including indebtedness outstanding under CenterPoint Energy’s credit facilities, senior notes and commercial paper) and other liabilities with respect to assets available to satisfy claims against CenterPoint Energy; and

•
structurally subordinated to any existing and future indebtedness and other liabilities of CenterPoint Energy’s subsidiaries and capital stock of CenterPoint Energy’s subsidiaries held by third parties.

Voting Rights. Holders of the Series A Preferred Stock generally will not have voting rights. Whenever dividends on shares of Series A Preferred Stock have not been declared and paid for the equivalent of three or more semi-annual or six or more quarterly dividend periods (including, for the avoidance of doubt, the dividend period beginning on, and including, the original issue date and ending on, but excluding, March 1, 2019), whether or not consecutive, the holders of such shares of Series A Preferred Stock, voting together as a single class with holders of any and all other series of voting preferred stock (as defined in the Statement of Resolution for the Series A Preferred Stock) then outstanding, will be entitled at CenterPoint Energy’s next annual or special meeting of shareholders to vote for the election of a total of two additional members of CenterPoint Energy’s Board of Directors, subject to certain limitations. This right will terminate if and when all accumulated dividends have been paid in full and, upon such termination, the term of office of each director so elected will terminate at such time and the number of directors on CenterPoint Energy’s Board of Directors will automatically decrease by two, subject to the revesting of such rights in the event of each subsequent nonpayment.

Series B Preferred Stock

On October 1, 2018, CenterPoint Energy completed the issuance of 19,550,000 depositary shares, each representing a 1/20th interest in a share of its Series B Preferred Stock, at a price of $50 per depositary share, resulting in net proceeds of $950 million after issuance costs. The aggregate liquidation value of Series B Preferred Stock is $978 million with a per share liquidation value of $1,000. The amount issued included 2,550,000 depositary shares issued pursuant to the exercise in full of the option granted to the underwriters to purchase additional depositary shares.

CenterPoint Energy used the net proceeds from the offering of depositary shares, each representing a 1/20th interest in a share of its Series B Preferred Stock, to fund a portion of the Merger and to pay related fees and expenses.

Dividends. Dividends on the Series B Preferred Stock will be payable on a cumulative basis when, as and if declared at an annual rate of 7.00% on the liquidation value of $1,000 per share. CenterPoint Energy may pay declared dividends in cash or, subject to certain limitations, in shares of Common Stock, or in any combination of cash and shares of Common Stock on March 1, June 1, September 1 and December 1 of each year, commencing on December 1, 2018 and ending on, and including, September 1, 2021. Cumulative dividends earned during the applicable periods are presented on CenterPoint Energy’s Statements of Consolidated Income as Preferred stock dividend requirement.

Mandatory Conversion. Unless earlier converted or redeemed, each share of the Series B Preferred Stock will automatically convert on the mandatory conversion date, which is expected to be September 1, 2021, into not less than 30.5820 and not more than 36.6980 shares of Common Stock, subject to certain anti-dilution adjustments. Correspondingly, the conversion rate per depositary share will be not less than 1.5291 and not more than 1.8349 shares of Common Stock, subject to certain anti-dilution adjustments. The conversion rate will be determined based on a preceding 20-day volume-weighted-average-price of Common Stock.

The following table illustrates the conversion rate per share of the Series B Preferred Stock, subject to certain anti-dilution adjustments:

Applicable Market Value of the Common Stock	Conversion Rate per Share of Series B Preferred Stock
Greater than $32.6990 (threshold appreciation price)	30.5820 shares of Common Stock
Equal to or less than $32.6990 but greater than or equal to $27.2494	Between 30.5820 and 36.6980 shares of Common Stock, determined by dividing $1,000 by the applicable market value
Less than $27.2494 (initial price)	36.6980 shares of Common Stock

The following table illustrates the conversion rate per depositary share, subject to certain anti-dilution adjustments:

Applicable Market Value of the Common Stock	Conversion Rate per Depository Share
Greater than $32.6990 (threshold appreciation price)	1.5291 shares of Common Stock
Equal to or less than $32.6990 but greater than or equal to $27.2494	Between 1.5291 and 1.8349 shares of Common Stock, determined by dividing $50 by the applicable market value
Less than $27.2494 (initial price)	1.8349 shares of Common Stock

Optional Conversion of the Holder. Other than during a fundamental change conversion period, and unless CenterPoint Energy has redeemed the Series B Preferred Stock, a holder of the Series B Preferred Stock may, at any time prior to September 1, 2021, elect to convert such holder’s shares of the Series B Preferred Stock, in whole or in part, at the minimum conversion rate of 30.5820 shares of Common Stock per share of the Series B Preferred Stock (equivalent to 1.5291 shares of Common Stock per depositary share), subject to certain anti-dilution and other adjustments. Because each depositary share represents a 1/20th fractional interest in a share of the Series B Preferred Stock, a holder of depositary shares may convert its depositary shares only in lots of 20 depositary shares.

Fundamental Change Conversion. If a fundamental change occurs on or prior to September 1, 2021, holders of the Series B Preferred Stock will have the right to convert their shares of the Series B Preferred Stock, in whole or in part, into shares of Common Stock at the fundamental change conversion rate during the period beginning on, and including, the effective date of such fundamental change and ending on, and including, the date that is 20 calendar days after such effective date (or, if later, the date that is 20 calendar days after holders receive notice of such fundamental change, but in no event later than September 1, 2021). Holders who convert shares of the Series B Preferred Stock during that period will also receive a make-whole dividend amount comprised of a fundamental change dividend make-whole amount, and to the extent there is any, the accumulated dividend amount. Because each depositary share represents a 1/20th fractional interest in a share of the Series B Preferred Stock, a holder of depositary shares may convert its depositary shares upon a fundamental change only in lots of 20 depositary shares.

Ranking. The Series B Preferred Stock, with respect to anticipated dividends and distributions upon CenterPoint Energy’s liquidation or dissolution, or winding-up of CenterPoint Energy’s affairs, ranks or will rank:

•
senior to Common Stock and to each other class or series of capital stock established after the initial issue date of the Series B Preferred Stock that is expressly made subordinated to the Series B Preferred Stock;

•
on a parity with the Series A Preferred Stock and any class or series of capital stock established after the initial issue date that is not expressly made senior or subordinated to the Series B Preferred Stock;

•	junior to any class or series of capital stock established after the initial issue date that is expressly made senior to the Series B Preferred Stock;

•
junior to all existing and future indebtedness (including indebtedness outstanding under CenterPoint Energy’s credit facilities, senior notes and commercial paper) and other liabilities with respect to assets available to satisfy claims against CenterPoint Energy; and

•
structurally subordinated to any existing and future indebtedness and other liabilities of CenterPoint Energy’s subsidiaries and capital stock of CenterPoint Energy’s subsidiaries held by third parties.

Voting Rights. Holders of the Series B Preferred Stock generally will not have voting rights. Whenever dividends on shares of the Series B Preferred Stock have not been declared and paid for six or more dividend periods (including, for the avoidance of doubt, the dividend period beginning on, and including, the initial issue date and ending on, but excluding, December 1, 2018), whether or not consecutive, the holders of such shares of Series B Preferred Stock, voting together as a single class with holders of any and all other series of voting preferred stock then outstanding (as defined in the Statement of Resolution for the Series B Preferred Stock), will be entitled at CenterPoint Energy’s next annual or special meeting of shareholders to vote for the election of a total of two additional members of CenterPoint Energy’s Board of Directors, subject to certain limitations. This right will terminate if and when all accumulated and unpaid dividends have been paid in full and, upon such termination, the term of office of each director so elected will terminate at such time and the number of directors on CenterPoint Energy’s Board of Directors will automatically decrease by two, subject to the revesting of such rights in the event of each subsequent nonpayment.

Common Stock

On October 1, 2018, CenterPoint Energy completed the issuance of 69,633,027 shares of Common Stock at a price of $27.25 per share, for net proceeds of $1,844 million after issuance costs. The amount issued included 9,082,568 shares of Common Stock issued pursuant to the exercise in full of the option granted to the underwriters to purchase additional shares of Common Stock.

CenterPoint Energy used the net proceeds from the Common Stock offering to fund a portion of the Merger and to pay related fees and expenses.

Undistributed Retained Earnings

As of December 31, 2019 and 2018, CenterPoint Energy’s consolidated retained earnings balance includes undistributed earnings from Enable of $-0- and $31 million, respectively.

Accumulated Other Comprehensive Income (Loss)

Changes in accumulated comprehensive income (loss) are as follows:

	Year Ended December 31,
	2019			2018
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Beginning Balance	$(108)	$(14)	$5	$(68)	$—	$6
Other comprehensive income (loss) before reclassifications:
Remeasurement of pension and other postretirement plans	7	—	7	(19)	—	1
Deferred loss from interest rate derivatives (1)	(3)	(1)	—	(19)	(18)	(1)
Reclassified to earnings	1	—	—	—	—	—
Other comprehensive loss from unconsolidated affiliates	(1)	—	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss:
Prior service cost (2)	1	—	—	1	—	1
Actuarial losses (2)	8	—	—	6	—	—
Tax benefit (expense)	(3)	—	(2)	6	4	(1)
Net current period other comprehensive income (loss)	10	(1)	5	(25)	(14)	—
Adoption of ASU 2018-02	—	—	—	(15)	—	(1)
Ending Balance	$(98)	$(15)	$10	$(108)	$(14)	$5

(1)
Gains and losses are reclassified from Accumulated other comprehensive income into income when the hedged transactions affect earnings. The reclassification amounts are included in Interest and other finance charges in each of the Registrant’s respective Statements of Consolidated Income. Amounts are $1 million and less than $1 million for the years ended December 31, 2019 and 2018, respectively.

(2)
Amounts are included in the computation of net periodic cost and are reflected in Other, net in each of the Registrants’ respective Statements of Consolidated Income.